Note 18 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
18.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2014	2015
Accrued bonus	$3,612,689	$4,825,633
Accrued professional service fees	760,780	416,676
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	945,471	2,219,300
Accrued raw data cost	762,492	1,285,418
Accrued bandwidth cost	127,650	38,527
Accrued welfare benefits	72,160	61,594
Amount payable related to business restructure (Note 4)	360,520	-
Advances related to disposal of subsidiaries (i)	-	5,081,927
Accrued sales service fees	491,981	578,910
Others	1,642,308	1,085,757
Total	$8,837,734	$15,655,425

(i)	On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of iSTAR Futures and iSTAR Wealth Management (the "Transaction"). In April 2015, the Group collected partial consideration of approximately $5.1 million. Due to the Transaction was not completed as of December 31, 2015, the agreement was expired automatically. The Group refunded the $5.1 million and entered into a new agreement in April 2016. (Note 28)